Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042    HV-4899 - PremierSolutions New Jersey Institutions of Higher Education
_____________________________
Supplement dated September 8, 2023 to your Prospectus dated May 1, 2023
This Supplement dated September 8, 2023 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the American Century Equity Income Fund– Class A, the American Century Equity Income Fund– Investor Class, the American Century Ginnie Mae Fund– Class A, and the PIMCO Total Return ESG Fund– Admin Class shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
Also effective immediately, the Subadviser for the Delaware Ivy Small Cap Growth Fund– Class Y is changed to Macquarie Investment Management Global Limited.
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Value	American Century Equity Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	-3.38%	6.03%	9.25%
US Fund Large Value	American Century Equity Income Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	0.93%	-3.14%	6.29%	9.52%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.80%	-11.72%	-1.01%	-0.09%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	-27.65%	4.35%	9.51%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Intermediate Core- Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	-15.79%	-0.58%	0.59%

* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-20-HV4899